CUSTOMER AND SUPPLIER CONCENTRATION (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
CUSTOMER AND SUPPLIER CONCENTRATION
Description of the risk factors	Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases
Raw materials purchase percentage	10.00%
Percentage pf purchases	10.00%	1000.00%	1000.00%